Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
(11) Earnings Per Share

The Company computes earnings per share in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 260, Earnings Per Share (“ASC 260”). TrustCo adopted FASB Staff Position on Emerging Issues Task Force 03-6-1, Determining Whether Instruments Granted in Share-Based Payment Transactions Are Participating Securities, as codified in FASB ASC 260-10 (“ASC 260-10”), which clarified that unvested share-based payment awards that contain nonforfeitable rights to receive dividends or divided equivalents (whether paid or unpaid) are participating securities, and thus, should be included in the two-class method of computing earnings per share (“EPS”). Participating securities under this statement include the unvested employees’ and directors’ restricted stock awards with time-based vesting, which receive nonforfeitable dividend payments. At December 31, 2017, 2016 and 2015, the Company no longer has any unvested awards that would be considered participating securities.

A reconciliation of the component parts of earnings per share for 2017, 2016 and 2015 follows:

(dollars in thousands, except per share data)
	2017	2016	2015
For the years ended
December 31:
Net income	$43,145	42,601	42,238
Less: Net income allocated to participating securities	-	-	-
Net income allocated to common shareholders	$43,145	42,601	42,238
Weighted average common shares outstanding including participating securities	96,111	95,548	95,103
Less: Participating securities	-	-	-
Weighted average common shares	96,111	95,548	95,103
Effect of Dilutive Securities:
Stock Options	111	100	110
Weighted average common shares including potential dilutive shares	96,222	95,648	95,213

Basic EPS	$0.449	0.446	0.444
Diluted EPS	$0.448	0.445	0.444

For the year ended December 31, 2017, there were no antidilutive stock options excluded from diluted earnings per share. For the year ended December 31, 2016 and 2015, the weighted average number of antidilutive stock options excluded from diluted earnings per share were approximately 1.4 million. The stock options are antidilutive because the strike price is greater than the average fair value of the Company’s common stock for the periods presented.